RESEARCH AND DEVELOPMENT COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
RESEARCH AND DEVELOPMENT COSTS
Research and development costs	¥ 91,600	¥ 89,451	¥ 122,940